Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development (of which $653, $208 and $228 are with related parties in 2025, 2024, and 2023 respectively)		$ 2,237	$ 335	$ 567
General and administrative (of which $1,025, $307, $288 are with related parties in 2025, 2024 and 2023, respectively)		2,667	743	580
Total operating expenses		4,904	1,078	1,147
Operating loss from continuing operations		(4,904)	(1,078)	(1,147)
Interest income (expense) (of which an expense of $0, $17 and $27 are with related parties in 2025, 2024 and 2023, respectively)		78	(29)	(49)
Change in fair value of convertible securities		(952)	(443)	219
Other expense, net		(27)	(2)	(28)
Loss from continuing operations		(5,805)	(1,552)	(1,005)
Net income (loss) from discontinued operations		(51)	20	(46)
Net loss		$ (5,856)	$ (1,532)	$ (1,051)
Loss per share attributable to shareholders:
Basic		$ (0.72)	$ (0.22)	$ (0.15)
Diluted		$ (0.72)	$ (0.22)	$ (0.20)
Weighted average Ordinary Shares outstanding – basic	[1]	8,010,126	7,027,725	6,889,708
Weighted average Ordinary Shares outstanding – diluted	[1]	8,010,126	7,027,725	7,057,820

[1]	After giving effect to the forward share split, see also Note 7.